voxeljet UK - Recoverablity (Details) € in Thousands, £ in Thousands			12 Months Ended
	Oct. 07, 2016 GBP (£)	Oct. 07, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 GBP (£)	Oct. 07, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Cash generating unit
Carrying value			€ 67,031	€ 62,139
Change in WACC					2.5
Revenue the last year of the plan | £					£ 200
Impairment of trade receivables			€ 237	€ 367
voxeljet UK
Cash generating unit
Remaining goodwill arising from the acquisition							€ 1,273
Recoverable amount	£ 1,266				2,975	€ 1,471
Carrying value | £					£ 2,263
WACC (as a percent)				15.41%	10.10%
Terminal value growth rate (as a percent)				1.00%	2.00%		2.00%
Recoverable amount exceeds carrying amount | £					£ 712
Impairment of trade receivables		€ 293
Impairment loss	£ 907	€ 1,130